Depreciation and Amortization Expense Excluded from Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 73,915	$ 75,171	$ 219,283	$ 221,454	$ 299,639	$ 312,703	$ 336,725
Direct advertising expenses
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	68,507	71,384	205,450	209,630	283,720	297,517	318,561
General and administrative expenses
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	985	1,009	3,007	3,079	4,224	5,033	6,528
Corporate expenses
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 4,423	$ 2,778	$ 10,826	$ 8,745	$ 11,695	$ 10,153	$ 11,636